Note 5 - Property And Equipment (Detail) - Property and Equipment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land	$ 7,867,000	$ 7,520,000
Construction in process	84,000	592,000
	27,293,000	27,872,000
Less accumulated depreciation	(5,640,000)	(5,895,000)
	21,653,000	21,977,000
Lower Limit (Member) | Furniture and Equipment (Member)
Furniture and equipment	3
Lower Limit (Member) | Buildings and Improvements (Member)
Buildings and improvements	5 years
Upper Limit (Member) | Furniture and Equipment (Member)
Furniture and equipment	10
Upper Limit (Member) | Buildings and Improvements (Member)
Buildings and improvements	40 years
Furniture and Equipment (Member)
Furniture and equipment	-
Furniture and equipment	3,751,000	4,743,000
Buildings and Improvements (Member)
Buildings and improvements	$ 15,591,000	$ 15,017,000